Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013
Income Taxes [Line Items]
Excess tax benefits associated with the exercise of non-qualified stock options, restricted stock grants, and disqualifying dispositions of incentive stock option stock	$ 2,458	$ 2,458
Valuation allowance	117,323	$ 103,396
Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	247,200
Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Tax credit carryforwards	$ 8,907
Tax credit carryforwards, expiration date	2029
Internal Revenue Service (IRS) [Member] | Minimum [Member]
Income Taxes [Line Items]
Net operating loss carryforwards expiration date	2018
Internal Revenue Service (IRS) [Member] | Maximum [Member]
Income Taxes [Line Items]
Net operating loss carryforwards expiration date	2034
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 174,125
State and Local Jurisdiction [Member] | Alternative Minimum Tax [Member]
Income Taxes [Line Items]
Tax credit carryforwards	$ 17
State and Local Jurisdiction [Member] | Minimum [Member]
Income Taxes [Line Items]
Net operating loss carryforwards expiration date	2015
State and Local Jurisdiction [Member] | Maximum [Member]
Income Taxes [Line Items]
Net operating loss carryforwards expiration date	2034
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 24,307